Other liabilities - Tax Payables and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other liabilities
VAT, current	$ 8,234	$ 6,491
VAT	8,234	6,491
Accrued social security taxes payable, current	7,781	5,001
Accrued social security taxes payable	7,781	5,001
Personal income tax withholding payable, current	1,351	1,436
Personal income tax withholding payable	1,351	1,436
Other tax payables, current	5,093	7,871
Other tax payables	5,093	7,871
Total current tax payables	22,459	20,799
Total tax payables	$ 22,459	$ 20,799